Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and Equipment, Net

(8) Property and Equipment, Net

Property and equipment, net consists of the following (in thousands, except year data):

	Estimated	As of
	Useful Lives (Years)	March 31, 2024	December 31, 2023
Developed software	5	$7,529	$6,993
Manufacturing equipment	3	131	131
Furniture and equipment	3	90	96
Leasehold improvements	5	708	708
Total property and equipment		8,464	7,928
Less: accumulated depreciation and amortization		(3,969)	(3,611)
Total property and equipment, net		$4,495	$4,317

Depreciation and amortization expense from continuing operations totaled $0.4 million and $0.2 million for the thirteen-week periods ended March 31, 2024 and April 2, 2023.

(9) Property and Equipment, Net

Property and equipment, net consist of the following (in thousands, except year data):

	Estimated Useful Lives	As of December 31,
	(Years)	2023	2022
Developed software	5	$6,993	$5,054
Manufacturing equipment	3	131	102
Furniture and equipment	3	96	90
Leasehold improvements	5	708	708
Total property and equipment		7,928	5,954
Less: accumulated depreciation and amortization		(3,611)	(2,478)
Total property and equipment, net		$4,317	$3,476

Depreciation and amortization expense on tangible assets totaled $0.9 million and $0.6 million for the fiscal years ended December 31, 2023 and 2022. There were no impairment charges on tangible assets recognized for the fiscal years ended December 31, 2023 and 2022.